Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital resources
Shareholders' equity (excluding non-controlling interests)	£ 16,286	£ 15,580
Qualifying Tier 2 capital
Minimum pillar 1 capital ratio	8.00%
Minimum tier 1 component ratio	4.00%
Bank
Capital resources
Shareholders' equity (excluding non-controlling interests)	£ 15,355	15,297
Regulatory adjustments and deductions
Defined benefit pension fund adjustment	(11)	(15)
Deferred tax assets	(537)	(599)
Prudential valuation adjustments	(1)	(1)
Qualifying deductions exceeding AT1 capital	(41)	(199)
Goodwill and other intangible assets	(490)	(477)
Expected losses less impairments	(511)	(534)
Instruments of financial sector entities where the institution has a significant investment	(456)	(3,019)
Significant investments in excess of secondary capital		(80)
Other regulatory adjustments	(7)	20
Total regulatory adjustments and deductions	(2,054)	(4,904)
CET1 capital	13,301	10,393
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium subject to phase out	140	175
Instruments of financial sector entities where the institution has a significant investment	(181)	(374)
Qualifying deductions exceeding AT1 capital	41	199
Total tier 1 deductions	(140)	(175)
Tier 1 capital	13,301	10,393
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,412	4,735
Instruments of financial sector entities where the institution has a significant investment	(177)	(112)
Total adjustments to tier 2 capital	(177)	(112)
Tier 2 capital	4,235	4,623
Total regulatory capital	£ 17,536	£ 15,016